Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,199,550,000.00
Total Fee Amount	1,960,957.86
Total Offset Amount	0.00
Net Fee	$ 1,960,957.86
Offering Table N/A
Offset Table N/A	N/A